SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations

The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
Cost of Revenues:
Product	927	534	515
Service	437	469	414
Research and Development	2,556	2,206	1,710
Sales and Marketing	1,531	1,121	1,026
General and Administrative	1,498	762	661
Total	$6,949	$5,092	$4,326

Status of the Company's Share Option Plans

Summary of the status of the Company’s share option plans as of December 31, 2020, as well as changes during the year then ended, is presented below:

	2 0 2 0
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	1,219,909	19.57
Granted	38,001	47.33
Exercised	(302,730)	15.19
Expired and forfeited	(157,901)	20.88
Outstanding - year end	797,279	22.29

Options exercisable at year end	462,094	17.74

Information about Share Options Outstanding

The following table summarizes information about share options outstanding as of December 31, 2020:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
10.08-20.00	272,552	1.94	11.49	271,718	11.48
20.01-35.00	486,726	4.55	26.39	190,376	26.66
35.01-50.00	32,270	6.43	45.92	-	-
50.01-60.91	5,731	6.65	55.23	-	-
	797,279		22.29	462,094	17.74

Schedule of Unvested Restricted Share Units

	Number of RSUs	Weighted average grant date fair value (USD)

Unvested at January 1, 2020	387,218	26.91
Granted	214,687	52.47
Vested	(119,281)	24.73
Canceled	(14,063)	28.38
Unvested at December 31, 2020	468,561	39.14